THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.9%
	COMMODITY - 0.8%
5,456	SPDR Gold Shares(a),(b)			$ 999,648

	FIXED INCOME - 6.1%
80,000	iShares 0-3 Month Treasury Bond ETF(f)			8,046,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,979,656)			9,046,048

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 19.3%
	AUTOMOTIVE — 0.7%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	951,410

	BANKING — 2.2%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	973,326
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	980,671
1,000,000	PNC Financial Services Group, Inc. (The)	3.9000	04/29/24	980,160
				2,934,157
	DIVERSIFIED INDUSTRIALS — 0.8%
1,000,000	General Electric Company	3.4500	05/15/24	982,001

	ELECTRIC UTILITIES — 1.5%
1,000,000	Enel Generacion Chile S.A.(f)	4.2500	04/15/24	977,001
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	957,893
				1,934,894
	ENTERTAINMENT CONTENT — 0.8%
1,000,000	Walt Disney Company (The) B	7.7500	01/20/24	1,020,388

	GAS & WATER UTILITIES — 0.7%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	981,382

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
1,000,000	Bank of New York Mellon Corporation (The)	0.5000	04/26/24	951,413
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	980,241

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.2% (Continued)
1,000,000	Goldman Sachs Group, Inc. (The)	0.8000	03/25/24	$ 957,280
				2,888,934
	MACHINERY — 0.7%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	971,777

	MEDICAL EQUIPMENT & DEVICES — 0.7%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	981,612

	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Schlumberger Holdings Corporation(c)	3.7500	05/01/24	992,345

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,000,000	Welltower, Inc.	3.6250	03/15/24	979,102

	RETAIL - CONSUMER STAPLES — 0.7%
1,000,000	7-Eleven, Inc.(c)	0.8000	02/10/24	957,828

	SPECIALTY FINANCE — 2.4%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	982,472
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,991,373
				2,973,845
	TECHNOLOGY HARDWARE — 1.5%
1,000,000	Apple, Inc.	3.0000	02/09/24	988,637
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	961,865
				1,950,502
	TECHNOLOGY SERVICES — 0.7%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	981,430

	TELECOMMUNICATIONS — 0.7%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	959,365

	TRANSPORTATION & LOGISTICS — 1.5%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	982,585
1,000,000	Union Pacific Corporation	3.6460	02/15/24	985,607

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.3% (Continued)
	TRANSPORTATION & LOGISTICS — 1.5% (Continued)
				$ 1,968,192
	TOTAL CORPORATE BONDS (Cost $26,479,131)			25,409,164

	U.S. GOVERNMENT & AGENCIES — 3.0%
	GOVERNMENT OWNED, NO GUARANTEE — 1.5%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	2,004,187

	GOVERNMENT SPONSORED — 1.5%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,994,474

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,998,661

	CERTIFICATE OF DEPOSIT — 9.6%
	AUTOMOTIVE - 0.7%
1,000,000	BMW Bank of North America	0.5500	07/30/24	942,654

	BANKING - 8.9%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,003,605
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	989,744
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	996,663
1,000,000	Greenstate Credit Union	0.5000	07/19/24	942,794
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	998,186
1,000,000	State Bank of India	0.6000	08/30/24	939,604
1,000,000	Synchrony Bank	0.6500	09/17/24	938,716
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	943,927
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	941,995
1,000,000	UBS Bank USA	0.5500	08/12/24	940,876
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,427
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	996,659
				11,633,196

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

				Fair Value
	CERTIFICATE OF DEPOSIT — 9.6% (Continued)
	BANKING - 8.9% (Continued)

	TOTAL CERTIFICATE OF DEPOSIT (Cost $12,998,614)			$ 12,575,850

Shares
	SHORT-TERM INVESTMENTS — 34.9%
	MONEY MARKET FUNDS - 34.9%
36,006,022	Fidelity Government Portfolio, Class I, 4.71%(d)			36,006,022
9,919,482	First American Government Obligations Fund, Class Z, 4.60%(d)			9,919,482
	TOTAL MONEY MARKET FUNDS (Cost $45,925,504)			45,925,504

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,925,504)			45,925,504

Units
	COLLATERAL FOR SECURITIES LOANED - 3.9%
5,098,500	Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (d)(e)			5,098,500
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,098,500)

	TOTAL INVESTMENTS - 77.6% (Cost $103,481,405)			$ 102,053,727
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.4%			29,383,357
	NET ASSETS - 100.0%			$ 131,437,084

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
656	COMEX Gold 100 Troy Ounces Futures(b)	06/28/2023	$ 130,432,480	$ 766,341
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $1,950,173 or 1.5% of net assets.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(e)	Security purchased with cash proceeds of securities lending collateral.
(f)	All or a portion of the security is on loan. Total loaned securities had a value of $4,970,007 at March 31, 2023.